Equity	12 Months Ended
Dec. 31, 2020
Equity
Equity

Note 22.  Equity

	Consolidated Group
	December 31,	December 31,
Skr mn	2020	2019
Share capital	3,990	3,990
Legal reserve	—	—
Fund for internally developed software	—	—
Reserves/Fair value reserve
Own credit risk	-84	-98
Defined benefit plans	-45	-45
Retained earnings	16,203	15,235
Total equity	20,064	19,082

The total number of shares is 3,990,000 with a quota value of Skr 1,000.

Own credit risk consists of gains and losses that arise from changes in SEK´s own credit risk on liabilities designated at fair value. These are recognized in Other comprehensive income under the reserve for own credit risk and are not reclassified to profit or loss in the financial statements of the Group.

Defined benefit plans consists of gains and losses that arises from changes in the value of defined benefit plans. These are presented in other comprehensive income in the reserve for defined benefit plans in accordance with IAS 19. In the parent company, these benefit plans are not reported as defined benefit, se note 1 (q)

Fund for internally developed software represents expenses that are directly attributable to large investments in the development of IT systems.

The entire equity is attributable to the shareholder of the Parent Company.

	Consolidated Group		Parent Company
	December 31,	December 31,	December 31,	December 31,
Skr mn	2020	2019	2020	2019
Restricted equity	4,282	4,235	4,282	4,235
Unrestricted equity	15,782	14,847	15,840	14,903
Total equity	20,064	19,082	20,122	19,138

For information on the objectives, policies and processes for managing capital, see the Risk and Capital Management section.

Proposal for the distribution of profits

The results of the Consolidated Group’s operations during the year and its financial position at December 31, 2020, can be seen in the Statement of Comprehensive Income, Statement of Financial Position and Statement of Cash Flows for the Consolidated Group. The Board has decided to propose to the Annual General Meeting the payment of a dividend of Skr 290 million (year-end 2019: -), in accordance with the company’s dividend policy. The following proposal regarding distribution of profits relates to the Parent Company.

At the disposal of the Annual General Meeting	15,840
The Board of Directors proposes that the Annual General Meeting dispose of these funds as follows:
- dividend to the shareholder of Skr 72.78 per share, amounting to	290
- remaining disposable funds to be carried forward	15,550